Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Summary of number and weighted average exercise prices (WAEP) of, and movements in, share options
The following table shows the number of stock options granted and the weighted average exercise price (“WAEP”) for the year and the movements for the year:

	Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020
	Number of rights to buy	WAEP	Number of rights to buy	WAEP	Number of rights to buy	WAEP
At beginning of year	9,124,109	4.85	5,668,825	6.07	3,994,004	7.80
Granted during the year	1,416,119	7.05	3,455,284	2.85	1,711,307	2.10
Cancelled during the year	—	—	—	—	(36,486)	10.00
At end of year	10,540,228	5.15	9,124,109	4.85	5,668,825	6.07

Summary of valuation assumptions of stock option plan
The following table shows the inputs used for the plan for the year:

	As of December 31, 2022	As of December 31, 2021	As of December 31, 2020
Dividend yield (%)	0.0%	0.0%	0.0%
Expected volatility (%)	33.5%	34.0%	34%
Risk–free interest rate (%)	1.9%	1.4%	0.7%
Expected life of share options (years)	10	10	10
Weighted average exercise price (USD)	7.05	2.85	2.10
Model used	Black-Scholes	Black-Scholes	Black-Scholes

Summary of number and weighted average exercise prices (WAEP) of, and movements in, restricted stock
The following table shows the number of restricted stock
granted
and WAEP for the year and the movements during the year:

	Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020
	Number of Series A shares	WAEP	Number of Series A shares	WAEP	Number of Series A shares	WAEP
At beginning of year	5,762,338	4.53	3,769,299	5.41	2,207,012	7.80
Granted during the year	940,215	7.05	1,993,039	2.85	1,581,037	2.10
Cancelled during the year	(32,763)	2.95	—	—	(18,750)	6.70
At end of year	6,669,790	4.89	5,762,338	4.53	3,769,299	5.41

Performance Restricted Stock [Member]
Statement [Line Items]
Summary of number and weighted average exercise prices (WAEP) of, and movements in, restricted stock
The following table shows the number of performance restricted stock granted and WAEP and the movements during the year:

	Year ended December 31, 2022		Year ended December 31, 2021
	Number of Series A shares	WAEP	Number of Series A shares	WAEP
At beginning of year	—	—	—	—
Granted during the year	3,705,757	7.05	—	—

At end of year	3,705,757	7.05	—	—